Derivatives and hedging activities (Tables)	12 Months Ended
Dec. 31, 2023
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 2023	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	1,238.7	0.0	0.0	0.0	0.0	0.0
Swaps	4,321.1	13.2	12.4	118.4	0.0	0.0
Options bought and sold (OTC)	446.9	5.0	5.2	0.0	0.0	0.0
Futures	86.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.7	0.0	0.0	0.0	0.0	0.0
Interest rate products	6,096.0	18.2	17.6	118.4	0.0	0.0
Forwards	278.6	3.3	4.9	22.6	0.2	0.6
Swaps	287.3	9.3	11.0	0.0	0.0	0.0
Options bought and sold (OTC)	49.8	1.3	1.4	0.0	0.0	0.0
Futures	0.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.4	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	617.5	13.9	17.3	22.6	0.2	0.6
Forwards	0.1	0.0	0.0	0.0	0.0	0.0
Swaps	10.2	0.6	0.2	0.0	0.0	0.0
Options bought and sold (OTC)	70.1	2.6	3.6	0.0	0.0	0.0
Futures	7.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	122.5	5.7	5.1	0.0	0.0	0.0
Equity/index-related products	210.6	8.9	8.9	0.0	0.0	0.0
Credit derivatives [2]	156.4	1.0	1.5	0.0	0.0	0.0
Forwards	3.7	0.1	0.1	0.0	0.0	0.0
Swaps	4.8	0.6	0.1	0.0	0.0	0.0
Options bought and sold (OTC)	4.0	0.1	0.1	0.0	0.0	0.0
Futures	0.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.2	0.0	0.0	0.0	0.0	0.0
Other products [3]	14.3	0.8	0.3	0.0	0.0	0.0
Total derivative instruments	7,094.8	42.8	45.6	141.0	0.2	0.6
The notional amount, PRV and NRV (trading and hedging) was CHF 7,235.8 billion, CHF 43.0 billion and CHF 46.2 billion, respectively, as of December 31, 2024.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2022	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,088.2	1.7	1.7	0.0	0.0	0.0
Swaps	9,140.3	24.3	21.7	130.1	0.1	1.8
Options bought and sold (OTC)	644.4	8.2	8.6	0.0	0.0	0.0
Futures	144.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	35.9	0.0	0.0	0.0	0.0	0.0
Interest rate products	12,053.7	34.2	32.0	130.1	0.1	1.8
Forwards	701.4	8.7	10.0	17.7	0.1	0.2
Swaps	353.5	14.3	13.5	0.0	0.0	0.0
Options bought and sold (OTC)	167.5	2.5	2.7	0.0	0.0	0.0
Futures	4.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.8	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,229.3	25.5	26.2	17.7	0.1	0.2
Forwards	0.3	0.0	0.0	0.0	0.0	0.0
Swaps	22.8	0.9	0.7	0.0	0.0	0.0
Options bought and sold (OTC)	181.4	5.2	7.5	0.0	0.0	0.0
Futures	42.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	469.3	18.9	18.5	0.0	0.0	0.0
Equity/index-related products	715.8	25.0	26.7	0.0	0.0	0.0
Credit derivatives [2]	352.0	3.2	3.4	0.0	0.0	0.0
Forwards	6.9	0.1	0.1	0.0	0.0	0.0
Swaps	9.5	0.7	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.1	0.1	0.0	0.0	0.0
Futures	12.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.7	0.1	0.0	0.0	0.0	0.0
Other products [3]	40.5	1.0	0.6	0.0	0.0	0.0
Total derivative instruments	14,391.3	88.9	88.9	147.8	0.2	2.0
The notional amount, PRV and NRV (trading and hedging) was CHF 14,539.1 billion, CHF 89.1 billion and CHF 90.9 billion, respectively, as of December 31, 2022.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.

Fair value hedges
Gains or (losses) on fair value hedges
in	2023	2022	2021
Interest rate products (CHF million)
Hedged items [1]	485	4,677	1,523
Derivatives designated as hedging instruments [1]	(557)	(4,355)	(1,448)
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	2023					2022
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.0	0.0		0.0		0.8	(0.1)		0.0
Net loans	40.8	0.8		(1.6)		29.0	(1.3)		(0.7)
Liabilities (CHF billion)
Long-term debt	64.1	0.6		(3.7)		72.0	(1.0)		(4.4)
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.

Cash flow hedges
Cash flow hedges
in	2023	2022	2021
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	407	(474)	(314)
Gains/(losses) reclassified from AOCI into interest and dividend income	(299)	1,018	7
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	14	(56)	(9)
Total other operating expenses	3	(60)	34
Gains/(losses) reclassified from AOCI into income	3	(60)	34

Net investment hedges
Net investment hedges
in	2023	2022	2021
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(497)	(15)	51
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	4	0	0

Credit protection sold/purchased
Credit protection sold/purchased
	2023							2022
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(18.0)	15.4		(2.6)	6.3		0.0	(52.8)	48.6		(4.2)	10.6		0.2
Non-investment grade	(6.6)	5.0		(1.6)	2.1		0.1	(22.3)	20.7		(1.6)	4.9		(0.2)
Total single-name instruments	(24.6)	20.4		(4.2)	8.4		0.1	(75.1)	69.3		(5.8)	15.5		0.0
of which sovereign	(4.1)	3.0		(1.1)	2.7		0.0	(12.8)	11.3		(1.5)	4.4		(0.1)
of which non-sovereign	(20.5)	17.4		(3.1)	5.7		0.1	(62.3)	58.0		(4.3)	11.1		0.1
Multi-name instruments (CHF billion)
Investment grade [2]	(36.4)	35.1		(1.3)	2.0		0.1	(54.3)	50.8		(3.5)	8.9		0.1
Non-investment grade	(11.5)	10.6		(0.9)	3.2	[3]	(0.3)	(30.9)	28.4		(2.5)	9.5	[3]	(0.6)
Total multi-name instruments	(47.9)	45.7		(2.2)	5.2		(0.2)	(85.2)	79.2		(6.0)	18.4		(0.5)
of which non-sovereign	(47.9)	45.7		(2.2)	5.2		(0.2)	(85.2)	79.2		(6.0)	18.4		(0.5)
Total instruments (CHF billion)
Investment grade [2]	(54.4)	50.5		(3.9)	8.3		0.1	(107.1)	99.4		(7.7)	19.5		0.3
Non-investment grade	(18.1)	15.6		(2.5)	5.3		(0.2)	(53.2)	49.1		(4.1)	14.4		(0.8)
Total instruments	(72.5)	66.1		(6.4)	13.6		(0.1)	(160.3)	148.5		(11.8)	33.9		(0.5)
of which sovereign	(4.1)	3.0		(1.1)	2.7		0.0	(12.8)	11.3		(1.5)	4.4		(0.1)
of which non-sovereign	(68.4)	63.1		(5.3)	10.9		(0.1)	(147.5)	137.2		(10.3)	29.5		(0.4)
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.

Contingent credit risk
Contingent credit risk
	2023				2022
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	0.4	0.1	0.0	0.5	1.2	0.1	0.1	1.4
Collateral posted	0.3	0.1	–	0.4	1.0	0.1	–	1.1
Impact of a one-notch downgrade event	0.3	0.0	0.0	0.3	0.4	0.0	0.1	0.5
Impact of a two-notch downgrade event	0.3	0.0	0.1	0.4	0.5	0.1	0.2	0.8
Impact of a three-notch downgrade event	0.4	0.0	0.1	0.5	0.5	0.1	0.2	0.8
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2023	2022
Credit derivatives (CHF billion)
Credit protection sold	72.5	160.3
Credit protection purchased	66.1	148.5
Other protection purchased	13.6	33.9
Other instruments [1]	4.2	9.3
Total credit derivatives	156.4	352.0
1 Consists of total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
2023 (CHF billion)
Single-name instruments	4.3	19.2	1.1	24.6
Multi-name instruments	10.3	33.1	4.5	47.9
Total instruments	14.6	52.3	5.6	72.5
2022 (CHF billion)
Single-name instruments	10.0	61.8	3.3	75.1
Multi-name instruments	6.5	71.5	7.2	85.2
Total instruments	16.5	133.3	10.5	160.3